Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Commitments and Contingencies
Commitments and Contingencies

(7)Commitments and Contingencies

Collective Bargaining Agreement

In March 2022, the Major League Baseball Players Association (“MLBPA”) and the Clubs entered into a new collective bargaining agreement that covers the 2022-2026 MLB seasons (“CBA”). The start of the 2022 regular season was delayed as a result of the related negotiations, but a full season was completed. The CBA contains provisions surrounding revenue sharing among the Clubs, a competitive balance tax on Club payrolls that exceed specified thresholds, minimum player salary levels, an expanded postseason schedule and other provisions impacting Braves Holdings’ operations and its relationships with members of the MLBPA. Braves Holdings’ minor league players are also parties to a collective bargaining agreement. Less than 10% of the Company’s labor force is covered by collective bargaining agreements.

There are two components of the revenue sharing plan that each Club is subject to under the CBA: a straight base revenue pool (the “Pool”) and the Commissioner Discretionary Fund. The size of the Pool is equal to the total amount transferred if each Club contributed 48% of its prior years’ net defined local revenue (“NDLR”). The contributions per Club are based on a composite of the prior three years’ NDLR and funds are distributed equally to all Clubs. Certain Clubs are disqualified from revenue sharing from the Pool based on market size. Also, each season, the Clubs are required to equally fund a Commissioner’s Discretionary Fund up to $15 million. Club submissions of NDLR are subject to audit by the MLB Revenue Sharing Administrator and are subject to rules issued by the MLB Revenue Sharing Definitions Committee.

During the six months ended June 30, 2023 and 2022, Braves Holdings incurred $16.4 million and $9.5 million, respectively, in revenue sharing, which is included as an expense within baseball operating costs in the condensed combined statements of operations.

Employment Contracts

Long-term employment contracts provide for, among other items, annual compensation for certain players (current and former) and other employees. Amounts due under such contracts as of June 30, 2023 aggregated $1,017.6 million, which is payable annually as follows: $225.8 million in 2023, $149.8 million in 2024, $143.4 million in 2025, $136.3 million in 2026, $111.2 million in 2027 and $251.1 million thereafter. Additionally, these contracts may include incentive compensation (although certain incentive compensation awards cannot be earned by more than one player per season).

Subsequent to June 30, 2023, Braves Holdings entered into long-term employment contracts with certain players, pursuant to which approximately $12.4 million is anticipated to be paid through 2024 according to the terms of such contracts, excluding any incentive compensation.

Certain employment contracts with players include salary and bonus payments earned but not yet paid and, in certain situations, related accrued interest specified contractually that is due in varying installments through the year 2023. The present value of these obligations, including accrued interest, is calculated at Braves Holdings’ incremental borrowing rate at the time the contractual obligation arose using an interest rate of 5%.

Diamond Sports Group Bankruptcy

ANLBC has a long-term local broadcasting agreement with Sportsouth Network II, LLC, a subsidiary of Diamond Sports Group, granting its regional cable networks the right to broadcast substantially all of the Braves games not otherwise selected for broadcast within the home television territory of the Braves. In March 2023, Diamond Sports Group filed for chapter 11 protection. As a result of the chapter 11 proceeding, ANLBC may be required to repay up to $34.2 million, the amount remitted to ANLBC during the 90-

day preference period preceding the filing. In addition, if the broadcasting agreement is rejected in the bankruptcy proceeding, ANLBC will not receive any revenue from Sportsouth Network II, LLC during the remaining contract term and ANLBC would be required to write-down accounts receivable and contract assets of approximately $24.4 million recorded in the condensed combined balance sheet as of June 30, 2023.

Litigation

Braves Holdings, along with the BOC and other MLB affiliates, has been named in a number of lawsuits arising in the normal course of business. We record a liability when we believe that it is both probable that a liability will be incurred and the amount of loss can be reasonably estimated. We evaluate developments in legal matters that could affect the amount of the liability accrual and make adjustments as appropriate. Significant judgment is required to determine both probability and the estimated amount of a loss or potential loss. We may be unable to reasonably estimate the reasonably possible loss or range of loss for a particular legal contingency for various reasons, including, among others, because: (i) the damages sought are indeterminate; (ii) the proceedings are in the relative early stages; (iii) there is uncertainty as to the outcome of pending proceedings (including motions and appeals); (iv) there is uncertainty as to the likelihood of settlement and the outcome of any negotiations with respect thereto; (v) there remain significant factual issues to be determined or resolved; (vi) the relevant law is unsettled; or (vii) the proceedings involve novel or untested legal theories. In such instances, there may be considerable uncertainty regarding the ultimate resolution of such matters, including a possible eventual loss, if any. In the opinion of management, it is expected that amounts, if any, which may be required to satisfy such contingencies will not be material in relation to the accompanying condensed combined financial statements.

(12)Commitments and Contingencies

Collective Bargaining Agreement

On November 30, 2016, the MLBPA and the Clubs entered into a collective bargaining agreement for the 2017 through 2021 seasons (the “2016 Agreement”). The 2016 Agreement contained provisions surrounding revenue sharing among the Clubs, a competitive balance tax on Club payrolls that exceed specified thresholds, minimum player salary levels and other provisions impacting Braves Holdings’ operations and its relationships with members of the MLBPA.

There are two components of the revenue sharing plan that each Club was subject to under the 2016 Agreement: a straight base revenue pool (the “Pool”) and the Commissioner Discretionary Fund. The size of the Pool was equal to the total amount transferred if each Club contributed 48% of its prior years’ net defined local revenue (“NDLR”). The contributions per Club were based on a composite of the prior three years’ NDLR and funds were distributed equally to all Clubs. Certain Clubs were disqualified from revenue sharing from the Pool based on market size. Also, each season, the Clubs are required to equally fund a Commissioner’s Discretionary Fund up to $15 million. Club submissions of NDLR are subject to audit by the MLB Revenue Sharing Administrator and are subject to rules issued by the MLB Revenue Sharing Definitions Committee.

On March 11, 2020, the World Health Organization assessed COVID-19 as a global pandemic, causing travel restrictions and stay-at-home orders, closing public attractions and restaurants and mandating social distancing practices. On March 26, 2020, the MLBPA and the Clubs entered in an agreement regarding the 2020 season (the “March Agreement”) as a result of COVID-19. The March Agreement amended various provisions within the 2016 Agreement, including modifying player salary and service time considerations and providing various other rights to the BOC.

Based on rights established by the March Agreement, the BOC delayed 2021 season payments until a future date. For the years ended December 31, 2022 and 2021, Braves Holdings incurred $16.0 million and $10.5 million, respectively, in revenue sharing, which is included as an expense within baseball operating costs in the combined statements of operations.

On March 10, 2022, the MLBPA and the Clubs entered into a Memorandum of Understanding that summarized a tentative agreement on a new collective bargaining agreement commencing with the 2022 season. The new collective bargaining agreement covers the 2022-2026 MLB seasons. Less than 5% of the Company’s labor force is covered by the collective bargaining agreement. The agreement provides for an expanded playoff schedule, an annual increase to the previous competitive balance tax threshold on Club payrolls, an annual increase in the minimum player salary each year beginning in 2022 and other provisions impacting Braves Holdings’ operations and its relationships with members of the MLBPA. Additionally, it contains provisions surrounding revenue sharing among the Clubs as described above.

Employment Contracts

Long-term employment contracts provide for, among other items, annual compensation for certain players (current and former) and other employees. Amounts due under such contracts as of December 31, 2022 aggregated $867.5 million, which is payable as follows: $183.8 million in 2023, $131.7 million in 2024, $115.0 million in 2025, $114.0 million in 2026, $90.0 million in 2027 and $233.0 million thereafter. Additionally, these contracts may include incentive compensation (although certain incentive compensation awards cannot be earned by more than one player per season).

Subsequent to December 31, 2022, Braves Holdings entered into long-term employment contracts with certain executives and other employees, pursuant to which approximately $98.2 million is anticipated to be paid through 2030 according to the terms of such contracts, excluding any incentive compensation.

Certain employment contracts with players include salary and bonus payments earned but not yet paid and, in certain situations, related accrued interest specified contractually that is due in varying installments through the year 2023. The present value of these obligations, including accrued interest, is calculated at Braves Holdings’ incremental borrowing rate at the time the contractual obligation arose using an interest rate of 5%.

Impact of COVID-19

The business operations of Braves Holdings initially were largely, if not completely, suspended at the outset of COVID-19. In 2020, the regular baseball season was comprised of 60 games. The 2021 regular baseball season was comprised of 161 games. Braves Holdings had limitations on the number of fans in attendance at certain games in 2021, thereby reducing revenue associated with fan attendance. In 2022, the Atlanta Braves played a full regular season schedule. Although Braves Holdings experienced a return to normal business operations in 2022, it is unclear whether and to what extent COVID-19 concerns, or a future pandemic or epidemic, will impact the use of and/or demand for the entertainment, events and services provided by Braves Holdings and demand for sponsorship and advertising assets. If Braves Holdings faces cancelled events and reduced attendance, the impact may substantially decrease SplitCo’s revenue.

Diamond Sports Group Bankruptcy

As disclosed in note 2, ANLBC has a long-term local broadcasting agreement with Sportsouth Network II, LLC, a subsidiary of Diamond Sports Group, granting its regional cable networks the right to broadcast substantially all of the Braves games not otherwise selected for broadcast within the home television territory of the Braves. In March 2023, Diamond Sports Group filed for chapter 11 protection. As a result of the chapter 11 proceeding, ANLBC may be required to repay up to $34.2 million, the amount remitted to ANLBC during the 90-day preference period preceding the filing. In addition, if the broadcasting agreement is rejected in the bankruptcy proceeding, ANLBC may not receive any revenue from Sportsouth Network II, LLC during the remaining contract term and ANLBC would be required to write-down contract asset amounts of approximately $45.7 million recorded in the combined balance sheet as of December 31, 2022.

Litigation

Braves Holdings, along with the BOC and other MLB affiliates, has been named in a number of lawsuits arising in the normal course of business. We record a liability when we believe that it is both probable that a liability will be incurred and the amount of loss can be reasonably estimated. We evaluate developments in legal matters that could affect the amount of the liability accrual and make adjustments as appropriate. Significant judgment is required to determine both probability and the estimated amount of a loss or potential loss. We may be unable to reasonably estimate the reasonably possible loss or range of loss for a particular legal contingency for various reasons, including, among others, because: (i) the damages sought are indeterminate; (ii) the proceedings are in the relative early stages; (iii) there is uncertainty as to the outcome of pending proceedings (including motions and appeals); (iv) there is uncertainty as to the likelihood of settlement and the outcome of any negotiations with respect thereto; (v) there remain significant factual issues to be determined or resolved; (vi) the relevant law is unsettled; or (vii) the proceedings involve novel or untested legal theories. In such instances, there may be considerable uncertainty regarding the ultimate resolution of such matters, including a possible eventual loss, if any. In the opinion of management, it is expected that amounts, if any, which may be required to satisfy such contingencies will not be material in relation to the accompanying combined financial statements.